Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

24 — COMMITMENTS AND CONTINGENCIES

The Group management amended its import tax filing for the years 2021 and 2022. The Customs Authority issued a decision as of January 5, 2023 charging a penalty of US$3,342,549 upon voluntary disclosure. On March 12, 2023 the Law numbered 7440 entered into force, which provided for a tax amnesty and restructuring certain receivables. Pursuant to the Law numbered 7440, this additional fine of US$3,342,549 was included in the scope of the amnesty by the customs authority; therefore, it will not be subject to any payment.

Additionally, in December 2023, the Group Management voluntarily decided to amend the import tax product codes under the higher import tax product code for scooters. As a result a voluntary disclosure application has been submitted to Customs Office to retrospectively add US$374,846 to the customs value of the imported scooters based on Article 234/3 of the Customs Code. The additional custom tax paid with the voluntary disclosure application was US$127,094. Until such amendment is approved, there is a possibility that the Customs Authority will reject the application for amnesty. In that case, the Group may face a fine of US$240,630. Nevertheless, if the Customs Authority rejects the amnesty application the Group management will appeal the rejection decision, which the Management assesses to result in the Group’s favor.

Based on the best estimations of the Group Management, a provision of US$18,154 related to the customs tax amendments has been accrued in the consolidated financial statements as of December 31, 2023, as the probability of the US$240,630 fine occurring is not deemed probable.

On February 3, 2023, Istanbul Otomobilciler Esnaf Odasi, an Istanbul-based association of taxi owners, filed a lawsuit before Istanbul 14th Commercial Court (the “Commercial Court”) against the Company regarding the Company’s (i) recently launched ride-hailing service and (ii) e-moped services, on the basis that both services constitute unfair competition. The plaintiff also sought injunctive relief from the court preventing access of third parties to these services through our website or our mobile application.

There was an injunctive relief decision regarding the ride-hailing service as of March 6, 2023, which we successfully appealed at the Commercial Court. The injunctive relief decision was removed as of June 20, 2023. As of the date of this report, there is no injunctive relief in place for either of our ride-hailing or e-moped services.

The judicial process before the Commercial Court is pending and, inclusive of any process before the Court of Objections, is estimated to last until the end of 2024, subject to any further delays.